Deposits - Summary of Deposits and Components (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2020	Oct. 31, 2019
Disclosure Of Deposits [Line items]
Deposit	$ 566,135	$ 485,712
Purchased notes, net	3,078	2,930
Notes issued	311,628	257,502
Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposit	268,241
Payable on fixed date [member] | Bank recapitalization (bail-in) conversion regulations [member]
Disclosure Of Deposits [Line items]
Deposit	18,767	8,986
Cibc capital trust [member]
Disclosure Of Deposits [Line items]
Notes issued	304	302
Denominated in U.S. dollars [member]
Disclosure Of Deposits [Line items]
Deposit	190,400	152,800
Denominated in other foreign currencies [member]
Disclosure Of Deposits [Line items]
Deposit	$ 31,700	$ 30,000